Securities (Tables)	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Amortized Cost of Securities and their Estimated Fair Values

The carrying amount of securities and their estimated fair values follow:

	December 31, 2015
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for Sale:
U.S. Treasury securities	$2,001	—	(1)	2,000
U.S. Agency securities	91,694	1,727	(488)	92,933
Tax free municipal bonds	42,237	2,481	(59)	44,659
Taxable municipal bonds	6,190	52	(65)	6,177
Trust preferred securities	1,617	248	—	1,865
Mortgage-backed securities:
GNMA	29,990	239	(239)	29,990
FNMA	28,189	266	(152)	28,303
FHLMC	8,113	24	(51)	8,086
Non- Agency CMOs	3,828	—	(174)	3,654
AGENCY CMOs	19,570	71	(131)	19,510

	$233,429	5,108	(1,360)	237,177

	December 31, 2014
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for Sale:
U.S. Treasury Securities	3,977	3	—	3,980
U.S. Agency Securities	$105,631	2,128	(527)	107,232
Tax free municipal bonds	57,399	3,814	(166)	61,047
Taxable municipal bonds	11,871	235	(63)	12,043
Trust preferred securities	1,600	—	(111)	1,489
Commercial bonds	2,000	7	—	2,007
Mortgage-backed securities:
GNMA	27,535	670	(122)	28,083
FNMA	50,617	694	(536)	50,775
FHLMC	3,276	38	—	3,314
Non-Agency CMOs	9,895	—	(252)	9,643
AGENCY CMOs	28,024	176	(205)	27,995

	$297,848	7,762	(1,982)	303,628

Maturities of Debt Securities Available for Sale

The scheduled maturities of debt securities available for sale at December 31, 2015, were as follows:

		Estimated
	Amortized	Fair
	Cost	Value
Due within one year	$—	—
Due in one to five years	17,939	18,304
Due in five to ten years	42,151	42,793
Due after ten years	22,702	24,088

	82,792	85,185
Amortizing agency bonds	60,947	62,449
Mortgage-backed securities	89,690	89,543

Total unrestricted securities available for sale	$233,429	237,177

The scheduled maturities of debt securities available for sale at December 31, 2014, were as follows:

		Estimated
	Amortized	Fair
	Cost	Value
Due within one year	$4,830	4,927
Due in one to five years	21,564	21,818
Due in five to ten years	41,683	42,613
Due after ten years	33,119	35,380

	101,196	104,738
Amortizing agency bonds	77,305	79,080
Mortgage-backed securities	119,347	119,810

Total unrestricted securities available for sale	$297,848	303,628

Estimated Fair Value and Unrealized Loss Amounts of Impaired Investments

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2015, are as follows:

	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Available for sale
U.S. Treasury securities	$2,000	(1)	—	—	2,000	(1)
U.S. Agency debt securities	26,499	(203)	16,224	(285)	42,723	(488)
Taxable municipals	2,159	(32)	1,887	(33)	4,046	(65)
Tax free municipals	—	—	3,878	(59)	3,878	(59)
Mortgage-backed securities:
GNMA	10,840	(105)	11,508	(134)	22,348	(239)
FNMA	11,484	(87)	3,036	(65)	14,520	(152)
FHLMC	7,336	(51)	—	—	7,336	(51)
Non-Agency CMOs	—	—	3,654	(174)	3,654	(174)
AGENCY CMOs	9,781	(90)	1,991	(41)	11,772	(131)

Total Available for Sale	$70,099	(569)	42,178	(791)	112,277	(1,360)

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2014, are as follows:

	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Available for sale
U.S. Agency debt securities	$14,021	(20)	29,156	(507)	43,177	(527)
Taxable municipals	—	—	4,785	(63)	4,785	(63)
Tax free municipals	—	—	6,647	(166)	6,647	(166)
Trust preferred securities	—	—	1,489	(111)	1,489	(111)
Mortgage-backed securities:
GNMA	12,568	(108)	2,895	(14)	15,463	(122)
FNMA	—	—	18,927	(536)	18,927	(536)
NON-AGENCY CMOs	1,923	(14)	7,720	(238)	9,643	(252)
AGENCY CMOs	9,545	(91)	7,685	(114)	17,230	(205)

Total Available for Sale	$38,057	(233)	79,304	(1,749)	117,361	(1,982)